Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Fiscal Year	Summary Compensation Table Total for PEO-1[1]	Summary Compensation Table Total for PEO-2[2]	Compensation Actually Paid to PEO-1[3]	Compensation Actually Paid to PEO-2[4]	Average Summary Compensation Table Total for Non-PEO NEOs[5]	Average Compensation Actually Paid to Non-PEO NEOs[6]	Value of Initial Fixed $100 Investment Based On Company Total Shareholder Return[7]	Net Income[8]
2025	$527,673	$—	$2,695,643	$—	$620,509	$883,461	$202	$42,326
2024	1,724,788	2,817,572	1,984,779	3,554,309	1,047,181	1,107,039	127	(18,852,261)
2023	—	967,352	—	924,891	623,793	646,314	93	(7,349,360)

Named Executive Officers, Footnote	This column represents the amount of total compensation reported for Patrick J. Venetucci (our Chief Executive Officer) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in the applicable proxy statement.
2.This column represents the amount of total compensation reported for Edward H. Murphy (our former Chairman, President, and Chief Executive Officer) for fiscal years 2024 and 2023, in each case as reported in the "Total" column of the Summary Compensation Table. Because Mr. Murphy did not serve as an executive officer of the Company during fiscal year 2025, he is not a named executive officer for purposes of the Summary Compensation Table included in this proxy statement. Mr. Murphy's total compensation for fiscal years 2024 and 2023 is set forth in the Summary Compensation Table included in our proxy statement for the 2025 Annual Meeting of Stockholders.

Peer Group Issuers, Footnote		This column represents the Company’s cumulative total shareholder return TSR, calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year.
Adjustment To PEO Compensation, Footnote	This column represents the amount of “compensation actually paid” to Mr. Venetucci, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Venetucci during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments described below under Summary of Adjustments Table (PEO) were made to Mr. Venetucci’s total compensation to determine the “compensation actually paid” to Mr. Venetucci for the applicable fiscal year.
4.This column represents the amount of "compensation actually paid" to Mr. Murphy, as computed in accordance with Item 402(v) of Regulation S-K. Mr. Murphy served as our Chairman, President, and Chief Executive Officer until September 15, 2024 and, accordingly, is included in the Pay Versus Performance Table above for fiscal years 2024 and 2023, in which he served as our principal executive officer, notwithstanding that he did not serve as an executive officer during fiscal year 2025 and therefore is not a named executive officer in the Summary Compensation Table included in this proxy statement, which covers fiscal years 2025 and 2024. The amounts reported for Mr. Murphy do not reflect the actual amount of compensation earned by or paid to him during the applicable fiscal year.
Summary of Adjustments Table (PEO)

Fiscal Year	Reported Summary Compensation Table Total for PEO-1	Reported Summary Compensation Table Value of PEO-1 Equity Awards	Adjusted Value of Equity Awards PEO-1	Compensation Actually Paid to PEO-1
	(a)	(b)	(c)
2025	$527,673	$—	$2,167,970	$2,695,643
(a)This column represents the amount of total compensation reported for Mr. Venetucci (PEO) for each fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in the applicable proxy statement.
(b)This columns represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year. Please refer to the Summary Compensation Table in the applicable proxy statement. The amount in this column for each fiscal year is replaced with the corresponding amount reported under the Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for the applicable fiscal year.
(c)This column represents an adjustment to the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for Mr. Venetucci for fiscal year 2025. The adjusted value replaces those amounts to arrive at “compensation actually paid” to the PEO for 2025. The adjusted amount is determined by adding (or subtracting, as applicable) the following: (i) the fiscal year-end fair value of any equity awards granted in the fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the fiscal year (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the fiscal year; (iii) for awards that are granted and vest in the fiscal year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in the fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the fiscal year. The amounts added or subtracted to determine the adjusted value of equity awards are as follows:
Adjustments to Remeasure Equity Awards at FMV (PEO)

	Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at Fiscal Year End Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
PEO	2025	$—	$2,168,615	$—	$(645)	$—	$—	$2,167,970
		The fair value or change in fair value, as applicable, of stock awards and option awards for the PEOs was determined by reference to, (1) for restricted stock or restricted stock units, the closing price of our common stock on the applicable measurement date, (2) for performance-based restricted stock units (excluding market-conditioned (relative total shareholder return (TSR) based) performance-based restricted stock units), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date, (3) for market-conditioned performance-based restricted stock units, a Monte Carlo simulation as of the applicable measurement date and (4) for stock options, the fair value or change in fair value, as applicable, was determined by utilizing the Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.
Non-PEO NEO Average Total Compensation Amount		$ 620,509	$ 1,047,181	$ 623,793
Non-PEO NEO Average Compensation Actually Paid Amount		$ 883,461	1,107,039	646,314
Adjustment to Non-PEO NEO Compensation Footnote	This column represents the average of the amounts reported for the Company's named executive officers as determined in accordance with Item 402(m)(2) of Regulation S-K as a group (excluding Messrs. Venetucci and Murphy) (NEOs), as reported in the "Total" column of the Summary Compensation Table for the applicable fiscal year. Mr. Schram served as President and Chief Operating Officer until September 15, 2024 and, accordingly, is included in the average for fiscal years 2024 and 2023, notwithstanding that he is not a named executive officer for purposes of the Summary Compensation Table included in this proxy statement, which covers fiscal years 2025 and 2024 and does not include Mr. Schram because he did not serve as an executive officer during fiscal year 2025. Please refer to the Summary Compensation Table in the Company's proxy statement for the applicable fiscal year for the total compensation reported for each NEO, including, with respect to Mr. Schram, the Company's proxy statement for the 2025 Annual Meeting of Stockholders. The names of each of the NEOs (excluding Messrs. Venetucci and Murphy) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2025, Mr. Biere; (ii) for 2024, Messrs. Schram and Biere; and (iii) for 2023, Messrs. Schram and Biere.
6.This column represents the average amount of "compensation actually paid" to the NEOs as a group (excluding Messrs. Venetucci and Murphy), as computed in accordance with Item 402(v) of Regulation S-K. See footnote 5 above regarding the identities of the NEOs included in this group for each applicable fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Venetucci and Murphy) during the applicable fiscal year.
Summary of Adjustments Table (NEO)

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEO (a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEO
2025	$620,509	$236,798	$499,750	$883,461
(a)This column represents the average of the amounts reported for the Company’s NEO (excluding Mr. Venetucci) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in this proxy statement for the applicable fiscal year.
(b)This column represents the average of the total amounts reported for the NEO (excluding Mr. Venetucci) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the applicable proxy statement for the applicable fiscal year. The amount in this column for each fiscal year is replaced with the corresponding amount reported under the Average Non-PEO NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for the applicable fiscal year.
(c)This column reflects adjustments to the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the NEO (excluding Mr. Venetucci), for each applicable fiscal year, determined using the methodology described in Note (c) to the Summary of Adjustments Table (PEO). These adjustments replace the amounts reported in the Summary Compensation Table to determine “compensation actually paid” to the non-PEO NEOs. For fiscal years in which more than one non-PEO NEO served, compensation actually paid is presented as an average.
Summary of Adjustments Table (NEO)

Fiscal Year	Average Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Average Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at Fiscal Year End Granted in Prior Fiscal Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Fiscal Year and Vested in the Fiscal Year	Average Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Average Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Average Value of Equity Awards
2025	$223,581	$278,729	$—	$(2,560)	$—	$—	$499,750
The fair value or change in fair value, as applicable, of stock awards and stock options for NEOs was determined using the same methodology described above in Note (c) to the Summary of Adjustments Table (PEO).

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative Company TSR
The compensation actually paid to PEO 1, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $2,695,643 for 2025 and $1,984,779 for 2024. The compensation actually paid to PEO 2, who served as our principal executive officer until September 15, 2024, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $3,554,309 and $924,891 for 2024, and 2023, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding both PEOs) as computed in accordance with Item 402(v) of Regulation S-K, was $883,461, $1,107,039, and $646,314 for 2025, 2024, and 2023, respectively. The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $202, $127, and $93 for 2025, 2024, and 2023, respectively. While compensation actually paid to our PEOs increased and average compensation actually paid to the other NEOs decreased from 2024 to 2025, the value of a $100 fixed investment in the Company increased in both 2024 and 2025, following an initial decline in 2023. Please see Note 7 above for additional information related to the computation of Company TSR.
Compensation actually paid to our PEOs and, on average, to the other NEOs increased from 2023 to 2024, alongside an increase in the Company's TSR. From 2024 to 2025, compensation actually paid to the PEO increased, from $1,984,779 to $2,695,643 as TSR continued to rise. The increase was driven mainly by the higher fair value of Mr. Venetucci’s outstanding unvested restricted stock units, reflecting the rise in the Company’s stock price during 2025. Over the same period, average compensation actually paid to the other NEO’s decreased from $1,107,039 to $883,461. This was primarily because a single individual served as the non-PEO NEO in 2025, while the 2024 average included two individuals, one of whom served for only a portion of the year. As a result, compensation actually paid has not always moved in tandem with TSR across the periods presented, particularly for the non-PEO NEOs. The Compensation Committee considers multiple performance metrics, including revenue growth, profitability improvement, and long-term strategic objectives, when determining executive pay.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Company Net Income
The Company's net income (loss), as reflected in the Company's audited financial statements for the applicable fiscal year, was net income of $42,326 for 2025, a net loss of $18,852,261 for 2024, and a net loss of $7,349,360 for 2023. From 2023 to 2024, compensation actually paid to our PEOs and, on average, to the other NEOs increased even though the Company's net loss widened. From 2024 to 2025, compensation actually paid to the PEO increased as the Company moved from a net loss to net income, while average compensation actually paid to the other NEOs decreased over the same period. These mixed results illustrate that compensation actually paid has not been directly correlated with the Company's net income (loss) over the periods presented. That is largely because compensation actually paid is driven by changes in the fair value of outstanding equity awards, which move with the Company's stock price.

Total Shareholder Return Amount		$ 202	127	93
Net Income (Loss)		$ 42,326	(18,852,261)	(7,349,360)
Additional 402(v) Disclosure		This column represents the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable fiscal year.
Patrick J. Venetucci [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 527,673	1,724,788
PEO Actually Paid Compensation Amount		$ 2,695,643	$ 1,984,779
PEO Name		Patrick J. Venetucci	Patrick J. Venetucci
Edward H Murphy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,817,572	967,352
PEO Actually Paid Compensation Amount			$ 3,554,309	$ 924,891
PEO Name			Edward H. Murphy	Edward H. Murphy
PEO | Patrick J. Venetucci [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
PEO | Patrick J. Venetucci [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,167,970
PEO | Patrick J. Venetucci [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Patrick J. Venetucci [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,168,615
PEO | Patrick J. Venetucci [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Patrick J. Venetucci [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(645)
PEO | Patrick J. Venetucci [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Patrick J. Venetucci [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(236,798)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		499,750
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		223,581
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		278,729
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,560)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0